Membership Interests (Schedule Of Cash Capital Contributions) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Members contribution	$ 87	$ 70	$ 1,978	$ 284
November 21, 2019 [Member]
Related Party Transaction [Line Items]
Members contribution			340
October 28, 2019 [Member]
Related Party Transaction [Line Items]
Members contribution			98
July 29, 2019 [Member]
Related Party Transaction [Line Items]
Members contribution			70
May 15, 2019 [Member]
Related Party Transaction [Line Items]
Members contribution			1,330
April 30, 2019 [Member]
Related Party Transaction [Line Items]
Members contribution			70
February 18, 2020 [Member]
Related Party Transaction [Line Items]
Members contribution			$ 70